Leases (Tables)	3 Months Ended
Apr. 30, 2019
Leases [Abstract]
Schedule of operating lease maturity
The following table summarizes the future minimum lease payments under the Group's operating lease liabilities:

	April 30, 2019	January 31, 2019	January 31, 2018
Maturity of lease liabilities	£000s	£000s	£000s
Fiscal year ended January 31,
2019	N/A	N/A	323
2020 (remaining 9 months as at April 30, 2019)	269	358	358
2021	358	358	358
2022	294	294	294
2023	55	55	55
Total minimum lease payments	976	1,065	1,388
Less: imputed interest	(51)	(60)	(102)
Total lease liabilities	925	1,005	1,286

Liabilities
Current lease liabilities	358	358	324
Non-current lease liabilities	567	647	962
	925	1,005	1,286

Schedule of lease expense and other information
The following table contains a summary of the lease costs recognized under IFRS 16 and other information pertaining to the Group’s operating leases for the three months ended April 30, 2019:

	Three months ended April 30, 2019		Three months ended April 30, 2018
Operating leases	£000s		£000s
Lease cost
Depreciation	87		87
Interest expense	9		12
Total lease cost	96		99

Other information
Operating lease payments	89		84
Weighted average remaining lease term	2.7	years	3.0	years
Weighted average discount rate	3.7%		3.7%